Pension and Other Postretirement Benefits (Defined Contribution Plans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Benefits [Abstract]
Contributions to defined contribution plans	$ 42	$ 35	$ 39